BASIC AND DILUTED NET LOSS PER SHARE - Additional Information (Detail) - Options For Purchase Of Ordinary Shares [Member] - shares		12 Months Ended
	Apr. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	70,618,999		8,470,758	7,834,282
Warrant [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		16,231,241
Sponsors earnout shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		2,402,178
Options and RSUs outstanding [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		20,147,947
Series A Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share			20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share			15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share			3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share			28,216,005	28,216,005
Series C One Redeemable Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share			2,699,114